Benefit Plans (Pension and Postretirement Benefit Plans' Obligations and Assets) (Details) - THE DAYTON POWER AND LIGHT COMPANY [Member] - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Noncurrent liabilities	$ (73.9)		$ (73.9)		$ (83.2)	$ (91.1)
Postretirement [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Funded (Unfunded) Status of Plan	9.0		9.0		9.2	12.7
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Gain (Loss) Due to Settlement and Curtailment					0.0	(5.6)	$ (5.7)
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at January 1			386.5	$ 436.9	436.9	419.6
Service cost	0.9	$ 1.5	2.7	4.5	6.1	5.7	5.7
Interest cost	$ 3.7	$ 3.4	11.2	10.3	13.8	14.2	14.7
Defined Benefit Plan, Benefit Obligation, Increase (Decrease) for Plan Amendment					5.1	0.0
Defined Benefit Plan, Benefit Obligation, (Increase) Decrease for Curtailment					0.0	3.0
Defined Benefit Plan, Benefit Obligation, Actuarial Gain (Loss)					(34.6)	28.1
Benefit obligation at December 31					386.5	436.9	419.6
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at January 1			312.9	357.5	357.5	341.0
Actual return / (loss) on plan assets					(11.7)	44.8
Defined Benefit Plan, Plan Assets, Contributions by Employer			$ 7.5	$ 7.5	7.9	5.4
Fair value of plan assets at December 31					312.9	357.5	$ 341.0
Defined Benefit Plan, Funded (Unfunded) Status of Plan					(73.6)	(79.4)
Current liabilities					(0.4)	(0.4)
Noncurrent liabilities					(73.2)	(79.0)
Net asset / (liability) at December 31					(73.6)	(79.4)
Prior service cost					10.4	6.7
Net actuarial loss					137.2	148.3
Accumulated other comprehensive income, regulatory assets and regulatory liabilities, pre-tax					147.6	155.0
Defined Benefit Plan, Plan Assets, Benefits Paid					40.8	33.7
Defined Benefit Plan, Benefit Obligation, Benefits Paid					40.8	33.7
Regulatory Asset [Member] | Pension [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Accumulated other comprehensive income, regulatory assets and regulatory liabilities, pre-tax					87.3	92.2
Accumulated Other Comprehensive Income/(Loss) [Member] | Pension [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Accumulated other comprehensive income, regulatory assets and regulatory liabilities, pre-tax					$ 60.3	$ 62.8